20. TRADE ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2017
Trade Accounts Payable Tables
Schedule of trade and accounts payable

	12.31.17	12.31.16
Domestic suppliers
Third parties	4,451.1	4,148.1
Related parties	16.6	13.1
	4,467.7	4,161.2

Foreign suppliers
Third parties	2,030.6	1,727.5
Related parties	-	-
	2,030.6	1,727.5

(-) Adjustment to present value	(52.8)	(48.9)
	6,445.5	5,839.8